INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
US corporate income tax rate	21.00%	34.00%
Impact of rate reduction a decrease in net deferred tax asset		$ 2,000,000
Deferred taxes includes unrealized gains and losses		97,000
Adjustment to deferred taxes resulted in a disproportionate tax effect		97,000
Federal net operating loss carryovers	$ 76,000
Annual operating loss carryforwards	$ 42,000
Previous tax year
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
US corporate income tax rate	35.00%
Current tax year
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
US corporate income tax rate	21.00%
New accounting pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassified from retained earnings to accumulated other comprehensive income		$ 97,000